Cover Page	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37626
Registrant Name	MESOBLAST LIMITED
Entity Address Address Line1	Level 38
Entity Address Address Line2	55 Collins Street
Entity Address City Or Town	Melbourne
Entity Address Postal Zip Code	3000
Entity Address Country	AU
Title of 12(b) Security	American Depositary Shares, each representing ten Ordinary Shares
Trading Symbol	MESO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,279,967,187
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Incorporation, State or Country Code	C3
Entity Central Index Key	0001345099
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address Address Line1	Level 38
Entity Address Address Line2	55 Collins Street
Entity Address City Or Town	Melbourne
Entity Address Postal Zip Code	3000
Entity Address Country	AU
Contact Personnel Name	Silviu Itescu
City Area Code	+61 (3)
Local Phone Number	9639 6036
Contact Personnel Fax Number	+61 (3) 9639 6030